LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Loans receivable
Loans receivables, gross	$ 1,122,811,271	$ 1,005,042,232
Add (less):
Deferred loan costs	4,669,148	3,188,386
Loans in process	(640,508)	(1,256,236)
Allowance for loan losses	(15,978,421)	(18,306,114)	(17,116,595)	(25,713,622)
Total	1,110,861,490	988,668,268
Weighted average interest rate at end of period (as a percent)	4.11%	4.45%
Single-family residential loans [Member]
Loans receivable
Loans receivables, gross	403,103,717	366,471,132
Add (less):
Allowance for loan losses	(7,671,441)	(9,973,713)	(9,348,111)
Residential First Mortgage [Member]
Loans receivable
Loans receivables, gross	273,370,228	212,357,311
Residential Second Mortgage [Member]
Loans receivable
Loans receivables, gross	39,554,425	43,208,366
Home Equity Lines of Credit [Member]
Loans receivable
Loans receivables, gross	90,179,064	110,905,455
Commercial Loan [Member]
Loans receivable
Loans receivables, gross	715,682,926	635,244,672
Add (less):
Allowance for loan losses	(8,084,608)	(8,110,926)	(7,633,303)
Nonowner Occupied Commercial Multifamily Real Estate [Member]
Loans receivable
Loans receivables, gross	261,948,139	237,516,168
Owner Occupied Commercial Multifamily Real Estate [Member]
Loans receivable
Loans receivables, gross	134,609,203	110,486,449
Commercial Land Acquisition And Development [Member]
Loans receivable
Loans receivables, gross	37,051,375	40,430,063
Commercial Real Estate Construction Financing Receivable [Member]
Loans receivable
Loans receivables, gross	46,777,239	20,548,621
Commercial And Industrial [Member]
Loans receivable
Loans receivables, gross	235,296,970	226,263,371
Consumer And Installment [Member]
Loans receivable
Loans receivables, gross	$ 4,024,628	$ 3,326,428